RESTATEMENTS OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS [Abstract]
RESTATEMENTS OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
In connection with the preparation of the Company’s financial statements as of September 30, 2021, management identified errors made in its historical financial statements where, at the closing of the Company’s Initial Public Offering, the Company improperly accounted for its Class A common stock subject to possible redemption. In accordance with the SEC and its staff’s guidance on redeemable equity instruments, ASC 480, paragraph 10-S99, redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity. The Company previously determined the Class A common stock subject to possible redemption to be equal to the redemption value of $10.00 per share of Class A common stock while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Management determined that the Class A common stock issued during the Initial Public Offering can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control. Therefore, management concluded that temporary equity should include all shares of Class A common stock subject to possible redemption. As a result, management has noted an error related to temporary equity and permanent equity. This resulted in a restatement to the initial carrying value of the Class A common stock subject to possible redemption with the offset recorded to additional paid-in capital (to the extent available), accumulated deficit and Class A common stock.
In connection with the correction in presentation for the Class A common stock subject to redemption, the Company also restated its income (loss) per common stock calculated to allocate net income (loss) evenly to Class A and Class B common stock. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of common stock pro rata in the income (loss) of the Company. There is no impact to the reported amounts for total assets, total liabilities, cash flows, or net income (loss).
The impact of the revision on the Company’s financial statements is reflected in the following table.
	As Previously Reported	Adjustment	As Restated
Balance Sheet as of September 30, 2020 (unaudited)
Class A common stock subject to possible redemption	$113,348,455	$ 18,901,545	$132,250,000
Class A common stock	$ 189	$ (189)	$ —
Additional paid-in capital	$ 5,414,035	$ (5,414,035)	$ —
Accumulated deficit	$ (414,554)	$ (13,487,321)	$(13,901,875)
Total Stockholders’ Equity (Deficit)	$ 5,000,001	$ (18,901,545)	$(13,901,544)
Number of Class A common stock subject to possible redemption	11,334,808	1,890,192	13,225,000
	As Previously Reported	Adjustment	As Restated
Balance Sheet as of March 31, 2021 (unaudited)
Class A common stock subject to possible redemption	$111,657,920	$ 20,592,080	$132,250,000
Class A common stock	$ 206	$ (206)	$ —
Additional paid-in capital	$ 7,104,553	$ (7,104,553)	$ —
Accumulated deficit	$ (2,105,081)	$(13,487,321)	$(15,592,402)
Total Stockholders’ Equity (Deficit)	$ 5,000,009	$(20,592,080)	$(15,592,071)
Number of Class A common stock subject to possible redemption	11,165,366	2,059,634	13,225,000

Balance Sheet as of June 30, 2021 (unaudited)
Class A common stock subject to possible redemption	$109,288,323	$ 22,961,677	$132,250,000
Class A common stock	$ 230	$ (230)	$ —
Additional paid-in capital	$ 9,474,126	$ (9,474,126)	$ —
Accumulated deficit	$ (4,474,677)	$(13,487,321)	$(17,961,998)
Total Stockholders’ Equity (Deficit)	$ 5,000,010	$(22,961,677)	$(17,961,667)
Number of Class A common stock subject to possible redemption	10,928,252	2,296,748	13,225,000

Statement of Operations for the Period From July 14, 2020 (inception) through September 30, 2020 (unaudited)
Basic and diluted weighted average shares outstanding, Class A common stock	11,334,984	(9,978,574)	1,356,410
Basic and diluted net loss per share, Class A common stock	$ —	(0.10)	$ (0.10)
Basic and diluted weighted average shares outstanding, Class B common stock	2,684,663	234,568	2,919,231
Basic and diluted net loss per share, Class B common stock	$ (0.31)	$ 0.21	$ (0.10)

	As Previously Reported	Adjustment	As Restated
Statement of Operations for the Three Months ended March 31, 2021 (unaudited)
Basic and diluted weighted average shares outstanding, Class A common stock	10,919,966	2,305,034	13,225,000
Basic and diluted net loss per share, Class A common stock	$ —	0.15	$ 0.15
Basic and diluted weighted average shares outstanding, Class B common stock	5,611,284	(2,305,034)	3,306,250
Basic and diluted net loss per share, Class B common stock	$ 0.44	$ (0.29)	$ 0.15

Statement of Operations for the Three Months ended June 30, 2021 (unaudited)
Basic and diluted weighted average shares outstanding, Class A common stock	11,165,366	2,059,634	13,225,000
Basic and diluted net loss per share, Class A common stock	$ —	(0.14)	$ (0.14)
Basic and diluted weighted average shares outstanding, Class B common stock	5,365,884	(2,059,634)	3,306,250
Basic and diluted net loss per share, Class B common stock	$ (0.44)	$ 0.30	$ (0.14)

Statement of Operations for the Six Months ended June 30, 2021 (unaudited)
Basic and diluted weighted average shares outstanding, Class A common stock	11,043,344	2,181,656	13,225,000
Basic and diluted net loss per share, Class A common stock	$ —	0.01	$ 0.01
Basic and diluted weighted average shares outstanding, Class B common stock	5,487,906	(2,181,656)	3,306,250
Basic and diluted net loss per share, Class B common stock	$ 0.02	$ (0.01)	$ 0.01

Statement of Cash Flows for the Period From July 14, 2020 (inception) through September 30, 2020 (unaudited)
Supplemental non-cash disclosure: Initial classification of common stock subject to possible redemption	$113,349,840	$(113,349,840)	$ —
Supplemental non-cash disclosure: Change in value of common stock subject to possible redemption	$ (1,385)	$ 1,385	$ —
Supplemental non-cash disclosure: Measurement adjustment of Class A common stock subject to redemption amount	$ —	$(13,511,990)	$(13,511,990)
	As Previously Reported	Adjustment	As Restated
Statement of Cash Flows for the three months ended March 31, 2021 (unaudited)
Supplemental non-cash disclosure: Change in value of common stock subject to possible redemption	$ 2,458,260	$ (2,458,260)	$ —

Statement of Cash Flows for the six months ended June 30, 2021 (unaudited)
Supplemental non-cash disclosure: Change in value of common stock subject to possible redemption	$ 88,663	$ (88,663)	$ —

Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the Period Ended September 30, 2020 (unaudited)
Sale of 13,225,000 Units, net of underwriter discounts and offering expenses	$ 118,738,010	$(118,738,010)	$ —
Class A Common Stock subject to possible redemption	$(113,348,455)	$ 113,348,455	$ —
Accretion for Class A Common Stock to redemption amount	$ —	$ (13,511,990)	$(13,511,990)

Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the Three Months Ended March 31, 2021 (unaudited)
Class A Common Stock subject to possible redemption	$ (2,458,260)	$ 2,458,260	$ —

Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the Three Months Ended June 30, 2021 (unaudited)
Class A Common Stock subject to possible redemption	$ 2,369,597	$ (2,369,597)	$ —

NOTE 2. RESTATEMENTS OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Restatement No.1
The Company previously accounted for its outstanding Warrants issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The warrant agreement governing the warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In addition, the warrant agreement includes a provision that in the event of a tender or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of common stock, all holders of the warrants would be entitled to receive cash for their warrants (the “tender offer provision”).
On April 12, 2021, the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the Securities and Exchange Commission (together “SEC Staff”) issued a Staff Statement on Accounting and
Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (the “SEC Staff Statement”). Specifically, the SEC Staff Statement focused on certain settlement terms and provisions related to certain tender offers following a business combination, which terms are similar to those contained in the warrant agreement governing our warrants. Following the SEC Staff Statement, the Company’s management further evaluated the warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. Based on management’s evaluation, the Company’s audit committee, in consultation with management and after discussion with the Company’s independent registered public accounting firm, concluded that the Company’s Warrants are not indexed to the Company’s common stock in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. In addition, based on management’s evaluation, the Company’s audit committee, in consultation with management and after discussion with the Company’s independent registered public accounting firm, concluded the tender offer provision included in the warrant agreement fails the “classified in shareholders’ equity” criteria as contemplated by ASC Section 815-40-25.
As a result of the above, the Company should have classified the warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the warrants at the end of each reporting period and recognize changes in the fair value from the prior period in the Company’s operating results for the current period.
The Company’s accounting for the warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported operating expenses, cash flows or cash.
	As Previously Reported	Adjustments	As Adjusted – Restatement No. 1
Balance sheet as of September 22, 2020 (unaudited)
Total Liabilities	$ 4,848,750	$ 10,682,000	$ 15,530,750
Class A Common Stock Subject to Possible Redemption	124,031,840	(10,682,000)	113,349,840
Class A Common Stock	82	107	189
Additional Paid-in Capital	5,001,945	410,705	5,412,650
Accumulated Deficit	(2,352)	(410,812)	(413,164)
Total Stockholder’s Equity	5,000,006	—	5,000,006
Number of Class A common stock subject to redemption	12,403,184	(1,068,200)	11,334,984

Condensed Balance sheet as of September 30, 2020 (unaudited)
Total Liabilities	$ 4,628,750	$ 10,668,000	$ 15,296,750
Class A Common Stock Subject to Possible Redemption	124,016,455	(10,668,000)	113,348,455
Class A Common Stock	82	107	189
Additional Paid-in Capital	5,017,330	396,705	5,414,035
Accumulated Deficit	(17,742)	(396,812)	(414,554)
Total Stockholder’s Equity	5,000,001	—	5,000,001
Number of Class A common stock subject to redemption	12,401,604	(1,066,796)	11,334,808

	As Previously Reported	Adjustments	As Adjusted – Restatement No. 1
Balance sheet as of December 31, 2020 (audited)
Total Liabilities	$ 4,753,015	$ 14,600,000	$ 19,353,015
Class A Common Stock Subject to Possible Redemption	123,799,660	(14,600,000)	109,199,660
Class A Common Stock	85	146	231
Additional Paid-in Capital	5,234,122	4,328,666	9,562,788
Accumulated Deficit	(234,537)	(4,328,812)	(4,563,349)
Total Stockholder’s Equity	5,000,001	—	5,000,001
Number of Class A common stock subject to redemption	12,379,966	(1,460,000)	10,919,966

Condensed Statement of Operations for the Period From July 14, 2020 (inception) through September 30, 2020 (unaudited)
Net loss	$ (17,742)	$ (396,812)	$ (414,554)
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	0.00	11,334,984	11,334,984
Basic and diluted net earnings per share, common stock subject to possible redemption	0.00	—	0.00
Weighted average non-redeemable common stock outstanding, basic and diluted	3,003,520	(318,857)	2,684,663
Basic and diluted net loss per non-redeemable common stock	(0.01)	(0.30)	(0.31)

Statement of Operations for the Period From July 14, 2020 (inception) through December 31, 2020 (audited)
Net loss	$ (234,537)	$ (4,328,812)	$ (4,563,349)
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	12,401,730	(1,066,908)	11,334,822
Basic and diluted net earnings per share, common stock subject to possible redemption	0.00	—	0.00
Weighted average non-redeemable common stock outstanding, basic and diluted	3,612,953	627,593	4,240,546
Basic and diluted net loss per non-redeemable common stock	(0.06)	(1.02)	(1.08)

Condensed Statement of Cash Flows for the Period From July 14, 2020 (inception) through September 30, 2020 (unaudited)
Net loss	$ (17,742)	$ (396,812)	$ (414,554)
Change in fair value of warrant liabilities	—	(14,000)	(14,000)
Allocation of initial public offering costs	—	355,812	355,812
Other offering expense related to warrant liabilities	—	55,000	55,000

Statement of Cash Flow for the Year ended December 31, 2020 (audited)
Net loss	$ (234,537)	$ (4,328,812)	$ (4,563,349)
Change in fair value of warrant liabilities	—	3,918,000	3,918,000
Allocation of initial public offering costs	—	355,812	355,812
Other offering expense related to warrant liabilities	—	55,000	55,000
	As Previously Reported	Adjustments	As Adjusted – Restatement No. 1
Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the Period Ended September 30, 2020 (unaudited)
Sale of 13,225,000 Units, net of underwriting discounts and other offering costs	$ 124,864,198	$ (6,126,188)	$ 118,738,010
Class A Common Stock subject to possible redemption	$(124,016,455)	$10,668,000	$(113,348,455)
Sale of 4,145,000 Private Placement Warrants	$ 4,145,000	$ (4,145,000)	$ —

Statement of Changes in Stockholders’ Equity (Deficit) for the Period Ended December 31, 2020 (audited)
Sale of 13,225,000 Units, net of paid and deferred underwriting discounts	$ 124,864,198	$(6,126,188)	$ 118,738,010
Class A Common Stock subject to possible redemption	$(123,799,660)	$14,600,000	$(109,199,660)
Sale of 4,145,000 Private Placement Warrants	$ 4,145,000	$ (4,145,000)	$ —
Restatement No.2
In connection with the preparation of the Company’s financial statements as of September 30, 2021, management identified errors made in its historical financial statements where, at the closing of the Company’s Initial Public Offering, the Company improperly accounted for its Class A common stock subject to possible redemption. In accordance with ASC 480-10-S99, redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity. The Company previously determined the Class A common stock subject to possible redemption to be equal to the redemption value of $10.00 per share of Class A common stock while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Management have since concluded that each individual Class A common stock issued during the Initial Public Offering can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control. Therefore, management concluded that temporary equity should include all shares of Class A common stock subject to possible redemption. As a result, management has noted an error related to temporary equity and permanent equity. This resulted in a restatement to the initial carrying value of the Class A common stock subject to possible redemption with the offset recorded to additional paid-in capital (to the extent available), accumulated deficit and Class A common stock.
In connection with the correction in presentation for the Class A common stock subject to redemption, the Company also restated its income (loss) per common stock calculated to allocate net income (loss) evenly to Class A and Class B common stock. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of common stock pro rata in the income (loss) of the Company. There is no impact to the reported amounts for total assets, total liabilities, cash flows, or net income (loss).
The impact of the restatement on the Company’s financial statements is reflected in the following table.
	As Previously Reported per Restatement No.1	Adjustment	As Adjusted – Restatement No.2
Balance Sheet as of September 22, 2020 (unaudited)
Class A common stock subject to possible redemption	$113,349,840	$ 18,900,160	$132,250,000
Class A common stock	$ 189	$ (189)	$ —
Additional paid-in capital	$ 5,412,650	$ (5,412,650)	$ —
Accumulated deficit	$ (413,164)	$(13,487,321)	$(13,900,485)
Total Stockholders’ Equity (Deficit)	$ 5,000,006	$(18,900,160)	$(13,900,154)
Number of Class A common stock subject to possible redemption	11,334,984	1,890,160	13,225,000
	As Previously Reported per Restatement No.1		Adjustment	As Adjusted – Restatement No.2

Condensed Balance Sheet as of September 30, 2020 (unaudited)
Class A common stock subject to possible redemption	$113,348,455		$ 18,901,545	$132,250,000
Class A common stock	$ 189		$ (189)	$ —
Additional paid-in capital	$ 5,414,035		$ (5,414,035)	$ —
Accumulated deficit	$ (414,554)		$ (13,487,321)	$ (13,901,875)
Total Stockholders’ Equity (Deficit)	$ 5,000,001		$ (18,901,545)	$ (13,901,544)
Number of Class A common stock subject to possible redemption	11,334,808		1,890,192	13,225,000

Balance Sheet as of December 31, 2020 (audited)
Class A common stock subject to possible redemption	$109,199,660		$ 23,050,340	$132,250,000
Class A common stock	$ 231		$ (231)	$ —
Additional paid-in capital	$ 9,562,788		$ (9,562,788)	$ —
Accumulated deficit	$ (4,563,349)		$ (13,487,321)	$ (18,050,670)
Total Stockholders’ Equity (Deficit)	$ 5,000,001		$ (23,050,340)	$ (18,050,339)
Number of Class A common stock subject to possible redemption	10,919,966		2,305,034	13,225,000

Condensed Statement of Operations for the Period From July 14, 2020 (inception) through September 30, 2020 (unaudited)
Basic and diluted weighted average shares outstanding, Class A common stock	11,334,984		(9,978,574)	1,356,410
Basic and diluted net loss per share, Class A common stock	$ —		(0.10)	$ (0.10)
Basic and diluted weighted average shares outstanding, Class B common stock	2,684,663		234,568	2,919,231
Basic and diluted net loss per share, Class B common stock	$ (0.31)		$ 0.21	$ (0.10)

Statement of Operations for the Period From July 14, 2020 (inception) through December 31, 2020 (audited)
Basic and diluted weighted average shares outstanding, Class A common stock	11,334,822		(3,555,410)	7,779,412
Basic and diluted net loss per share, Class A common stock	$ —		(0.42)	$ (0.42)
Basic and diluted weighted average shares outstanding, Class B common stock	4,240,546		(1,111,870)	3,128,676
Basic and diluted net loss per share, Class B common stock	$ (1.08)	$$	0.66	$ (0.42)

Condensed Statement of Cash Flows for the Period From July 14, 2020 (inception) through September 30, 2020 (unaudited)
Supplemental non-cash disclosure: Initial classification of common stock subject to possible redemption	$113,349,840		$(113,349,840)	$ —
Supplemental non-cash disclosure: Change in value of common stock subject to possible redemption	$ (1,385)		$ 1,385	$ —
Supplemental non-cash disclosure: Measurement adjustment of Class A common stock subject to redemption amount	$ —		$ (13,511,990)	$ (13,511,990)

	As Previously Reported per Restatement No.1	Adjustment	As Adjusted – Restatement No.2
Statement of Cash Flows for the Period From July 14, 2020 (inception) through December 31, 2020
Supplemental non-cash disclosure: Initial classification of common stock subject to possible redemption	$ 113,349,840	$(113,349,840)	$ —
Supplemental non-cash disclosure: Change in value of common stock subject to possible redemption	$ (4,150,180)	$ 4,150,180	$ —
Supplemental non-cash disclosure: Measurement adjustment of Class A common stock subject to redemption amount	$ —	$ (13,511,990)	$(13,511,990)

Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the Period Ended September 30, 2020 (unaudited)
Sale of 13,225,000 Units, net of underwriter discounts and offering expenses	$ 118,738,010	$(118,738,010)	$ —
Class A Common Stock subject to possible redemption	$(113,348,455)	$ 113,348,455	$ —
Measurement Adjustment for Class A Common Stock to redemption amount	$ —	$ (13,511,990)	$(13,511,990)

Statement of Changes in Stockholders’ Equity (Deficit) for the Period Ended December 31, 2020 (audited)
Sale of 13,225,000 Units, net of underwriter discounts and offering expenses	$ 118,738,010	$(118,738,010)	$ —
Class A Common Stock subject to possible redemption	$(109,199,660)	$ 109,199,660	$ —
Measurement Adjustment for Class A Common Stock to redemption amount	$ —	$ (13,511,990)	$(13,511,990)